UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-09597

LORD ABBETT STOCK APPRECIATION FUND

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 10/31/2011

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT STOCK APPRECIATION FUND October 31, 2011

Investments	Shares	Fair Value (000)
COMMON STOCKS 100.10%

Aerospace & Defense 3.79%

Honeywell International, Inc.	54,454	$2,853
Precision Castparts Corp.	18,314	2,988
United Technologies Corp.	11,774	918

Total		6,759

Auto Components 1.26%

BorgWarner, Inc.*	16,069	1,229
Johnson Controls, Inc.	30,855	1,016

Total		2,245

Beverages 0.47%

Coca-Cola Co. (The)	12,231	836

Biotechnology 0.60%

Alexion Pharmaceuticals, Inc.*	15,768	1,064

Capital Markets 1.51%

Lazard Ltd. Class A	50,754	1,388
T. Rowe Price Group, Inc.	24,756	1,308

Total		2,696

Chemicals 5.19%

Albemarle Corp.	28,192	1,502
Celanese Corp. Series A	29,195	1,272
Dow Chemical Co. (The)	45,733	1,275
Huntsman Corp.	48,744	572
LyondellBasell Industries NV Class A (Netherlands)(a)	40,934	1,345
Monsanto Co.	33,912	2,467
Praxair, Inc.	7,929	806

Total		9,239

Commercial Banks 0.38%

PNC Financial Services Group, Inc. (The)	12,699	682

Communications Equipment 4.23%

Aruba Networks, Inc.*	55,759	1,321
Ciena Corp.*	28,852	380
Finisar Corp.*	42,596	873
QUALCOMM, Inc.	96,143	4,961

Total		7,535

Computers & Peripherals 13.11%

Apple, Inc.*	31,578	12,782
EMC Corp.*	132,282	3,242
International Business Machines Corp.	7,888	1,456
NetApp, Inc.*	33,396	1,368
SanDisk Corp.*	56,907	2,884
Teradata Corp.*	27,325	1,630

Total		23,362

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT STOCK APPRECIATION FUND October 31, 2011

Investments	Shares	Fair Value (000)
Construction & Engineering 0.50%

Fluor Corp.	15,811	$899

Diversified Financial Services 0.68%

JPMorgan Chase & Co.	34,948	1,215

Electrical Equipment 1.52%

Emerson Electric Co.	28,378	1,366
Rockwell Automation, Inc.	19,867	1,344

Total		2,710

Energy Equipment & Services 6.43%

Cameron International Corp.*	69,384	3,410
Halliburton Co.	74,072	2,767
National Oilwell Varco, Inc.	15,980	1,140
Schlumberger Ltd.	56,270	4,134

Total		11,451

Food & Staples Retailing 0.45%

Costco Wholesale Corp.	9,678	806

Health Care Equipment & Supplies 2.09%

Intuitive Surgical, Inc.*	5,122	2,222
St. Jude Medical, Inc.	38,528	1,503

Total		3,725

Health Care Providers & Services 3.54%

Express Scripts, Inc.*	60,080	2,747
Humana, Inc.	8,725	741
McKesson Corp.	20,701	1,688
UnitedHealth Group, Inc.	23,419	1,124

Total		6,300

Hotels, Restaurants & Leisure 3.65%

Las Vegas Sands Corp.*	40,371	1,896
Marriott International, Inc. Class A	65,018	2,048
MGM Resorts International*	179,843	2,072
Wynn Resorts Ltd.	3,647	484

Total		6,500

Household Products 0.62%

Colgate-Palmolive Co.	12,253	1,107

Information Technology Services 2.91%

Cognizant Technology Solutions Corp. Class A*	13,630	992
MasterCard, Inc. Class A	9,089	3,156
Visa, Inc. Class A	11,108	1,036

Total		5,184

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT STOCK APPRECIATION FUND October 31, 2011

Investments	Shares	Fair Value (000)
Internet & Catalog Retail 2.29%

Amazon.com, Inc.*	15,418	$3,292
priceline.com, Inc.*	1,540	782

Total		4,074

Internet Software & Services 4.38%

eBay, Inc.*	81,769	2,603
Google, Inc. Class A*	8,775	5,200

Total		7,803

Life Sciences Tools & Services 1.19%

Agilent Technologies, Inc.*	31,546	1,169
Thermo Fisher Scientific, Inc.*	18,959	953

Total		2,122

Machinery 6.36%

Caterpillar, Inc.	19,093	1,803
Cummins, Inc.	24,075	2,394
Danaher Corp.	19,207	929
Dover Corp.	30,735	1,707
Eaton Corp.	41,430	1,857
Joy Global, Inc.	12,905	1,125
SPX Corp.	13,119	716
Trinity Industries, Inc.	29,072	793

Total		11,324

Metals & Mining 2.36%

Barrick Gold Corp. (Canada)(a)	16,134	799
Cliffs Natural Resources, Inc.	11,833	807
Freeport-McMoRan Copper & Gold, Inc.	64,310	2,589

Total		4,195

Multi-Line Retail 0.80%

Nordstrom, Inc.	27,971	1,418

Oil, Gas & Consumable Fuels 6.47%

Apache Corp.	8,856	883
CONSOL Energy, Inc.	34,502	1,475
Exxon Mobil Corp.	13,431	1,049
Noble Energy, Inc.	22,242	1,987
Occidental Petroleum Corp.	24,908	2,315
Peabody Energy Corp.	21,115	916
Pioneer Natural Resources Co.	8,786	737
Range Resources Corp.	31,554	2,172

Total		11,534

Paper & Forest Products 0.63%

International Paper Co.	40,339	1,117

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT STOCK APPRECIATION FUND October 31, 2011

Investments	Shares	Fair Value (000)
Pharmaceuticals 2.17%

Allergan, Inc.	14,685	$1,235
Novo Nordisk AS ADR	10,519	1,118
Watson Pharmaceuticals, Inc.*	22,421	1,506

Total		3,859

Professional Services 0.74%

Robert Half International, Inc.	49,809	1,316

Real Estate Management & Development 0.53%

CBRE Group, Inc.*	52,994	942

Road & Rail 0.49%

CSX Corp.	39,648	881

Semiconductors & Semiconductor Equipment 2.96%

Altera Corp.	39,697	1,505
Avago Technologies Ltd. (Singapore)(a)	25,071	847
Broadcom Corp. Class A*	49,523	1,787
Micron Technology, Inc.*	81,889	458
NVIDIA Corp.*	45,654	676

Total		5,273

Software 7.96%

Ariba, Inc.*	27,664	876
Citrix Systems, Inc.*	34,540	2,516
Electronic Arts, Inc.*	100,841	2,355
Informatica Corp.*	19,180	873
Oracle Corp.	89,485	2,932
Red Hat, Inc.*	30,961	1,537
salesforce.com, Inc.*	8,049	1,072
VMware, Inc. Class A*	20,623	2,016

Total		14,177

Specialty Retail 4.56%

Abercrombie & Fitch Co. Class A	28,590	2,127
Bed Bath & Beyond, Inc.*	14,600	903
Dick’s Sporting Goods, Inc.*	26,413	1,033
Limited Brands, Inc.	35,714	1,525
Ross Stores, Inc.	14,748	1,294
TJX Companies, Inc. (The)	21,091	1,243

Total		8,125

Textiles, Apparel & Luxury Goods 2.69%

Coach, Inc.	29,824	1,941
NIKE, Inc. Class B	20,128	1,939
PVH Corp.	12,200	908

Total		4,788

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT STOCK APPRECIATION FUND October 31, 2011

Investments	Shares	Fair Value (000)
Tobacco 0.59%

Philip Morris International, Inc.	15,164	$1,059

Total Common Stocks (cost $162,968,740)		178,322

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.98%

Repurchase Agreement

Repurchase Agreement dated 10/31/2011, 0.01% due 11/1/2011 with Fixed Income Clearing Corp. collateralized by $1,790,000 of Federal Home Loan Bank at 0.20% due 8/16/2012; value: $1,790,000; proceeds: $1,750,002 (cost $1,750,001)	$1,750	1,750

Total Investments in Securities 101.08% (cost $164,718,741)		180,072

Liabilities in Excess of Other Assets (1.08)%		(1,918)

Net Assets 100.00%		$178,154

ADR American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Stock Appreciation Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized as a Delaware statutory trust on September 29, 1999.

The Fund’s investment objective is long-term capital growth.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

(d)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(e)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(concluded)

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$178,322	$—	$—	$178,322
Repurchase Agreement	—	1,750	—	1,750

Total	$178,322	$1,750	$—	$180,072

*	See Schedule of Investments for fair values in each industry.

3. FEDERAL TAX INFORMATION

As of October 31, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$165,581,796

Gross unrealized gain	22,022,709
Gross unrealized loss	(7,532,984)

Net unrealized security gain	$14,489,725

The difference between book-basis and tax-basis unrealized gains (losses) is primarily due to wash sales.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT STOCK APPRECIATION FUND

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: December 20, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: December 20, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 20, 2011